Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Summary of Operating Lease Expense, Cash Flow Information, And Weighted Average Remaining Lease Terms and Discount Rates

Operating lease expense is as follows:

	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Operating lease cost	$38.3	$37.5
Short-term and variable lease cost	19.5	21.8
Total lease cost	$57.8	$59.3

Supplemental cash flow information related to operating leases is as follows:

	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows – Payments on operating leases	$38.3	$37.5
Right-of-use assets obtained in exchange for new lease obligations:
Operating leases	$42.0	$142.8

Year ended
December 31, 2019

Operating lease cost	$49.7
Short-term and variable lease cost	31.6
Total lease cost	$81.3

Supplemental Balance Sheet Information Related to Operating Leases

Supplemental balance sheet information related to operating leases is as follows:

	Financial statement line item	September 30, 2020	December 31, 2019
Operating lease right-of-use assets	Other assets	$127.4	$110.4
Operating lease liabilities	Accrued expenses and other liabilities	38.2	35.0
Operating lease liabilities	Other long-term liabilities	93.1	78.2
Total lease liabilities		$131.3	$113.2

Weighted average remaining lease terms and discount rates for operating leases are as follows:

	September 30, 2020	December 31, 2019
Weighted Average Remaining Lease Term	4.3 years	4.5 years
Weighted Average Discount Rate	6.4%	7.3%

Summary of Maturities of Lease Liabilities

Maturities of lease liabilities are as follows:

	As of September 30, 2020	As of December 31, 2019
	Operating Leases
2020	$12.9	$43.3
2021	43.4	31.6
2022	35.1	24.1
2023	27.6	18.0
2024	16.9	10.6
Thereafter	18.6	14.2
Total Lease Payments	154.5	141.8
Less: Imputed Interest	(23.2)	(28.6)
Present value of lease liabilities	$131.3	$113.2

December 31, 2019
Operating Leases
2020	$43.3
2021	31.6
2022	24.1
2023	18.0
2024	10.6
Thereafter	14.2
Total Lease Payments	141.8
Less: Imputed Interest	(28.6)
Present value of lease liabilities	$113.2

2019	$51.4
2020	37.2
2021	25.4
2022	17.9
2023	12.4
Thereafter	19.2
Total noncancelable long-term leases	$163.5